November 14, 2000

Bonfiglio & Reed Investment Trust
Supplement to the Statement of  Additional  Information  ("SAI") Dated August 1,
2000

Effective October 9, 2000, the address for the Bonfiglio & Reed Investment Trust (the "Trust") will be 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. Effective October 9, 2000, the address for the Trust's Transfer Agent, Secretary and Distributor will be 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. After this date please disregard the addresses printed in the SAI.